MD&A - Capital management (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Table]
Total IFRS equity	$ 61,002	$ 59,765	$ 54,675	$ 53,060
Equity attributable to non-controlling interests	(340)	(319)
Defined benefit plans, net of tax	(270)	(41)
Deferred tax assets recognized for tax loss carry-forwards	(4,565)	(5,617)
Deferred tax assets on temporary differences, excess over threshold	(49)	(5)
Goodwill, net of tax	(5,838)	(6,319)
Intangible assets, net of tax	(180)	(296)
Compensation-related components (not recognized in net profit)	(1,700)	(1,349)
Expected losses on advanced internal ratings-based portfolio less provisions	(482)	(330)
Unrealized (gains) / losses from cash flow hedges, net of tax	(628)	(2,321)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	315	382
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(50)	(45)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(68)	(152)
Prudential valuation adjustments	(167)	(150)
Accruals for proposed dividends to shareholders	(1,700)	(1,314)
Capital reserve for potential share repurchases		(2,000)
Other	1	0
Total common equity tier 1 capital	45,281	39,890
UBS AG
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Table]
Total IFRS equity	58,442	$ 58,073	$ 53,896	$ 52,389
Equity attributable to non-controlling interests	(340)
Defined benefit plans, net of tax	(270)
Deferred tax assets recognized for tax loss carry-forwards	(4,565)
Deferred tax assets on temporary differences, excess over threshold	(350)
Goodwill, net of tax	(5,838)
Intangible assets, net of tax	(180)
Expected losses on advanced internal ratings-based portfolio less provisions	(482)
Unrealized (gains) / losses from cash flow hedges, net of tax	(628)
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax	315
Own credit related to gains / losses on derivative financial instruments that existed at the balance sheet date	(50)
Unrealized gains related to debt instruments at fair value through OCI, net of tax	(68)
Prudential valuation adjustments	(167)
Accruals for proposed dividends to shareholders	(4,200)
Other	(24)
Total common equity tier 1 capital	41,594
Differences
Reconciliation Of IFRS Equity To Swiss SRB Common Equity Tier One Capital [Table]
Total IFRS equity	2,559
Deferred tax assets on temporary differences, excess over threshold	302
Compensation-related components (not recognized in net profit)	(1,700)
Accruals for proposed dividends to shareholders	2,500
Other	25
Total common equity tier 1 capital	$ 3,687